September 13, 2024

Via EDGAR Submission

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549
Re: Diamond Hill Securitized Credit Fund (File Nos. 333-279166, 811-23964)

Ladies and Gentlemen:

On behalf of Diamond Hill Securitized Credit Fund (the “Registrant”), we hereby electronically file, pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”) and the Securities Act of 1933, as amended (the “1933 Act”), a second Pre-Effective Amendment (“Pre-Effective Amendment No. 2”) to the Registrant’s Registration Statement on Form N-2 under the 1940 Act and the 1933 Act. The purpose of this Pre-Effective Amendment No. 2 is to complete certain information that was not included in the previous filings, including the seed audit and financial statements. The Registrant (in concert with its distributor) will request acceleration of effectiveness by separate letter.
If you have any questions concerning this filing, please contact the undersigned at 614-469-3297.

Very truly yours,

/s/Michael V. Wible
Michael V. Wible

Michael.Wible@ThompsonHine.com Fax: 614.469.3361 Phone: 614.469.3297